UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2011

Semi-Annual Repor t

Legg Mason

Western Asset

SMASh Series EC

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason SMASh Series EC Fund

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset SMASh Series EC Fund for the six-month reporting period ended April 30, 2011.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 27, 2011

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2011 and October 31, 2010 and does not include derivatives such as, futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2010 and held for the six months ended April 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return [2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
1.95%	$1,000.00	$1,019.50	0.00%	$0.00	5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended April 30, 2011.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
BC US Aggregate	— Barclays Capital U.S. Aggregate Index
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
LMWA SMASh EC	— Legg Mason Western Asset SMASh Series EC Fund
Non $	— Non-U.S. Dollar

4	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
BC US Aggregate	— Barclays Capital U.S. Aggregate Index
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
LMWA SMASh EC	— Legg Mason Western Asset SMASh Series EC Fund
Non $	— Non-U.S. Dollar

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 54.2%
Consumer Discretionary — 10.9%
Auto Components — 0.2%
Allison Transmission Inc., Senior Toggle Notes	11.250%	11/1/15	52,000	$57,715	(a)(b)
Automobiles — 3.3%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	900,000	1,149,521
Hotels, Restaurants & Leisure — 4.0%
Caesars Entertainment Operating Co. Inc., Senior Notes	10.750%	2/1/16	190,000	188,100
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	300,000	343,500
CCM Merger Inc., Notes	8.000%	8/1/13	80,000	80,200	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	180,000	163,350
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	25,000	26,125
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	60,000	65,250
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	85,000	98,706
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	205,000	239,337
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	90,000	93,263	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	90,000	105,975
Station Casinos Inc., Senior Notes	6.000%	4/1/12	100,000	10	(c)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	260,000	26	(c)(d)
Total Hotels, Restaurants & Leisure				1,403,842
Media — 2.4%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	30,000	32,850
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	35,000	36,138	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	271,875
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	150,000	160,500
UPC Holding BV, Senior Notes	9.875%	4/15/18	50,000	55,875	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	100,000	98,875	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	170,000	180,837
Total Media				836,950
Multiline Retail — 0.4%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	150,000	144,750
Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	165,000	186,450
Total Consumer Discretionary				3,779,228
Consumer Staples — 0.8%
Beverages — 0.3%
Constellation Brands Inc., Senior Notes	8.375%	12/15/14	80,000	91,400

See Notes to Financial Statements.

6	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.2%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	85,000	$90,525	(a)
Tobacco — 0.3%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	110,000	113,025
Total Consumer Staples				294,950
Energy — 10.7%
Energy Equipment & Services — 1.4%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	150,000	159,000
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	85,000	89,675	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	240,000	247,200
Total Energy Equipment & Services				495,875
Oil, Gas & Consumable Fuels — 9.3%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	215,000	215,000
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	100,000	116,750
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	155,000	175,150
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	250,000	280,000
CONSOL Energy Inc., Senior Notes	6.375%	3/1/21	130,000	131,300	(a)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	520,000	579,742
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	310,000	337,096	(e)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	80,000	88,800
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	70,000	66,850	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	95,000	107,825
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	60,000	67,125
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	125,000	146,875
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	310,000	333,250
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	5,000	5,588	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	170,000	185,725
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	50,000	54,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	245,000	293,688
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	28,000	36,913
Total Oil, Gas & Consumable Fuels				3,221,677
Total Energy				3,717,552
Financials — 5.1%
Commercial Banks — 1.3%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	470,000	469,978	(a)(e)
Consumer Finance — 0.7%
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	50,000	58,187

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	7

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — continued
SLM Corp., Medium-Term Notes	8.000%	3/25/20	170,000	$188,549
Total Consumer Finance				246,736
Diversified Financial Services — 3.0%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	868,175	(a)
Leucadia National Corp., Senior Notes	7.125%	3/15/17	50,000	52,750
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	100,000	106,250	(a)
Total Diversified Financial Services				1,027,175
Insurance — 0.1%
ING Capital Funding Trust III, Junior Subordinated Bonds	3.907%	6/30/11	40,000	38,791	(e)
Total Financials				1,782,680
Health Care — 2.0%
Health Care Providers & Services — 1.8%
HCA Inc., Debentures	7.500%	11/15/95	10,000	8,263
HCA Inc., Notes	6.375%	1/15/15	200,000	207,000
HCA Inc., Senior Secured Notes	9.625%	11/15/16	153,000	164,666	(b)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	113,000	128,255
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	120,000	126,000
Total Health Care Providers & Services				634,184
Pharmaceuticals — 0.2%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	60,000	62,550	(a)
Total Health Care				696,734
Industrials — 4.2%
Airlines — 0.7%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	70,000	74,375	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	114,844	117,141
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	40,000	43,100	(a)
Total Airlines				234,616
Commercial Services & Supplies — 1.3%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	120,000	135,900
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	60,000	64,125	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	210,000	241,500	(a)
Total Commercial Services & Supplies				441,525
Marine — 0.2%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	102,717	79,606	(a)(c)
Road & Rail — 1.9%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	260,000	314,600

See Notes to Financial Statements.

8	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — continued
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	328,000	$366,540
Total Road & Rail				681,140
Trading Companies & Distributors — 0.1%
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	40,000	41,750
Total Industrials				1,478,637
Information Technology — 0.7%
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	210,000	234,150	(a)
Materials — 5.2%
Containers & Packaging — 0.5%
Ball Corp., Senior Notes	6.750%	9/15/20	40,000	42,300
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	120,000	125,700	(a)
Total Containers & Packaging				168,000
Metals & Mining — 3.8%
Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	105,000	112,087
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	625,000	687,500
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	28,000	34,100
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	40,000	48,349
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	420,000	458,850	(a)
Total Metals & Mining				1,340,886
Paper & Forest Products — 0.9%
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	310,000	310,000
Total Materials				1,818,886
Telecommunication Services — 3.1%
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., Senior Notes	8.750%	4/15/22	53,000	57,638
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	25,000	26,438
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	65,000	69,387
Total Diversified Telecommunication Services				153,463
Wireless Telecommunication Services — 2.7%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	970,000	934,837
Total Telecommunication Services				1,088,300
Utilities — 11.5%
Gas Utilities — 0.2%
El Paso Performance-Linked Trust Certificates, Senior Notes	7.750%	7/15/11	54,000	54,821	(a)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	9

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power Producers & Energy Traders — 11.3%
AES Corp., Senior Notes	7.750%	3/1/14	697,000	$764,957
AES Corp., Senior Notes	7.750%	10/15/15	80,000	87,800
AES Corp., Senior Notes	8.000%	6/1/20	900,000	990,000
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	60,000	63,975	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	100,000	93,000
Edison Mission Energy, Senior Notes	7.750%	6/15/16	60,000	51,900
Edison Mission Energy, Senior Notes	7.625%	5/15/27	190,000	142,025
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,120,000	1,209,690
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	165,631	185,506
NRG Energy Inc., Senior Notes	7.375%	1/15/17	330,000	346,087
Total Independent Power Producers & Energy Traders				3,934,940
Total Utilities				3,989,761
Total Corporate Bonds & Notes (Cost — $18,101,221)				18,880,878
Asset-backed Securities — 0.4%
Greenpoint Manufactured Housing, 1999-2 A2	3.111%	3/18/29	50,000	41,500	(e)
Greenpoint Manufactured Housing, 2000-7 A2	3.754%	11/17/31	75,000	62,250	(e)
Greenpoint Manufactured Housing, 2001-2 IA2	2.258%	2/20/32	25,000	21,125	(e)
Greenpoint Manufactured Housing, 2001-2 IIA2	2.255%	3/13/32	25,000	21,125	(e)
Total Asset-Backed Securities (Cost — $146,720)				146,000
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO (Cost—$106,522)	1.686%	8/25/20	1,174,999	107,733	(e)
Collateralized Senior Loans — 16.8%
Consumer Discretionary — 11.1%
Hotels, Restaurants & Leisure — 5.9%
Caesars Entertainment Operating Co. Inc., Term Loan B4	9.500%	10/31/16	992,462	1,054,306	(f)
Wynn Las Vegas LLC, Term Loan B	3.220%	8/17/15	1,000,000	1,004,167	(f)
Total Hotels, Restaurants & Leisure				2,058,473
Media — 5.2%
Cengage Learning Acquisitions Inc., Term Loan	2.460%	7/3/14	992,288	956,989	(f)
Charter Communications Operating LLC, Term Loan C	3.560%	9/6/16	430,802	432,820	(f)
Univision Communications Inc.	4.461%	3/31/17	437,074	428,251	(f)
Total Media				1,818,060
Total Consumer Discretionary				3,876,533

See Notes to Financial Statements.

10	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 2.3%
Health Care Providers & Services — 2.3%
Community Health Systems Inc., Delayed Draw Term Loan	2.561%	7/25/14	16,072		$15,710	(f)
Community Health Systems Inc., Term Loan	3.811%	1/25/17	156,959		154,735	(f)
Community Health Systems Inc., Term Loan B	2.561%	7/25/14	312,388		305,360	(f)
HCA Inc., Term Loan B1	2.557%	11/18/13	319,506		319,416	(f)
Total Health Care					795,221
Industrials — 2.0%
Aerospace & Defense — 0.5%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.211-2.307%	3/26/14	191,853		169,417	(f)
Industrial Conglomerates — 1.4%
Pinafore LLC, Term Loan B	4.250%	9/29/16	492,078		497,365	(f)
Marine — 0.1%
Trico Shipping AS, Term Loan A	0.000%	9/21/11	36,400		36,400	(f)
Total Industrials					703,182
Information Technology — 0.9%
IT Services — 0.9%
First Data Corp., Term Loan B2	0.000%	9/24/14	323,593		307,891	(f)
Materials — 0.5%
Paper & Forest Products — 0.5%
Georgia-Pacific Corp., Term Loan B1	2.307-2.310%	12/21/12	166,783		167,030	(f)
Total Collateralized Senior Loans (Cost — $5,569,845)					5,849,857
Municipal Bonds — 0.2%
California — 0.1%
San Mateo County, CA, Community College District, GO	5.000%	9/1/38	10,000		10,008
New York — 0.1%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	30,000		29,313
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/37	10,000		10,033
Total New York					39,346
Total Municipal Bonds (Cost — $46,458)					49,354
Sovereign Bonds — 18.9%
Brazil — 8.2%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	217,000	BRL	129,712
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	4,771,000	BRL	2,721,659
Total Brazil					2,851,371

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	11

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Malaysia — 0.8%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	850,000	MYR	$291,489
Mexico — 3.6%
Mexican Bonos, Bonds	8.000%	6/11/20	11,200,000	MXN	1,030,228
United Mexican States, Bonds	10.000%	12/5/24	2,000,000	MXN	210,899
Total Mexico					1,241,127
Poland — 6.3%
Republic of Poland, Bonds	5.500%	4/25/15	5,795,000	PLN	2,176,195
Total Sovereign Bonds (Cost — $6,198,388)					6,560,182

			Shares
Common Stocks — 0.4%
Materials — 0.4%
Chemicals — 0.4%
Georgia Gulf Corp. (Cost — $137,190)			3,837		151,101	*
Total Investments before Short-Term Investments (Cost — $30,306,344)					31,745,105

			Face Amount†
Short-Term Investments — 7.5%
U.S. Government Agencies — 0.8%
Federal National Mortgage Association (FNMA), Discount Notes (Cost — $274,985)	0.240%	5/9/11	275,000		274,985	(g)(h)
Repurchase Agreements — 6.7%
State Street Bank & Trust Co. repurchase agreement dated 4/29/11; Proceeds at maturity — $2,350,002; (Fully collateralized by U.S. Treasury Notes, 1.000% due 4/30/12; Market Value — $2,399,189) (Cost — $2,350,000)	0.010%	5/2/11	2,350,000		2,350,000
Total Short-term Investments (Cost — $2,624,985)					2,624,985
Total Investments — 98.7% (Cost — $32,931,329#)					34,370,090
Other Assets in Excess of Liabilities — 1.3%					444,504
Total Net Assets — 100.0%					$34,814,594

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	The coupon payment on these securities are currently in default as of April 30, 2011.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

See Notes to Financial Statements.

12	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason Western Asset SMASh Series EC Fund

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
GO	— General Obligation
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

April 30, 2011

Assets:
Investments, at value (Cost — $32,931,329)	$34,370,090
Foreign currency, at value (Cost — $177,453)	176,005
Cash	562
Interest receivable	643,450
Unrealized appreciation on forward foreign currency contracts	566,633
Receivable for securities sold	322,088
Foreign currency collateral for open futures contracts, at value (Cost — $209,309)	235,372
Receivable for Fund shares sold	50,340
Receivable from broker — variation margin on open futures contracts	17,431
Receivable from investment manager	11,974
Prepaid expenses	20,366
Total Assets	36,414,311

Liabilities:
Unrealized depreciation on forward foreign currency contracts	1,073,027
Payable for securities purchased	288,700
Payable for Fund shares repurchased	192,793
Trustees’ fees payable	37
Accrued expenses	45,160
Total Liabilities	1,599,717
Total Net Assets	$34,814,594

Net Assets:
Par value (Note 5)	$40
Paid-in capital in excess of par value	36,712,015
Undistributed net investment income	727,639
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(3,671,460)
Net unrealized appreciation on investments, futures contracts and foreign currencies	1,046,360
Total Net Assets	$34,814,594

Shares Outstanding	3,999,824

Net Asset Value	$8.70

See Notes to Financial Statements.

14	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2011

Investment Income:
Interest	$1,254,729
Dividends	1,830
Less: Foreign taxes withheld	(2,609)
Total Investment Income	1,253,950

Expenses:
Shareholder reports	23,158
Audit and tax	18,973
Registration fees	12,635
Custody fees	6,185
Transfer agent fees	3,368
Legal fees	3,191
Fund accounting fees	1,098
Insurance	973
Trustees’ fees	274
Miscellaneous expenses	964
Total Expenses	70,819
Less: Fee waivers and/or expense reimbursements (Note 2)	(70,819)
Net Expenses	—
Net Investment Income	1,253,950

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	257,598
Futures contracts	(595,348)
Foreign currency transactions	(917,616)
Net Realized Loss	(1,255,366)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	422,843
Futures contracts	51,421
Foreign currencies	251,324
Change in Net Unrealized Appreciation (Depreciation)	725,588
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(529,778)
Increase in Net Assets from Operations	$724,172

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended April 30, 2011 (unaudited) and the Year Ended October 31, 2010	2011	2010

Operations:
Net investment income	$1,253,950	$3,207,411
Net realized gain (loss)	(1,255,366)	3,088,264
Change in net unrealized appreciation (depreciation)	725,588	1,197,659
Increase in Net Assets From Operations	724,172	7,493,334

Distributions to Shareholders From (Note 1):
Net investment income	(1,287,578)	(5,511,123)
Decrease in Net Assets From Distributions to Shareholders	(1,287,578)	(5,511,123)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	6,410,284	13,964,341
Cost of shares repurchased	(8,759,027)	(13,605,566)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,348,743)	358,775
Increase (Decrease) in Net Assets	(2,912,149)	2,340,986

Net Assets:
Beginning of period	37,726,743	35,385,757
End of period*	$34,814,594	$37,726,743
* Includes undistributed net investment income of:	$727,639	$761,267

See Notes to Financial Statements.

16	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2011[1,2]	2010[2]	2009[2]	2008	2007[3]

Net asset value, beginning of period	$ 8.87	$ 8.41	$ 6.73	$ 9.64	$ 10.00

Income (loss) from operations:
Net investment income	0.32	0.73	0.66	0.72	0.43
Net realized and unrealized gain (loss)	(0.16)	0.97	1.97	(2.86)	(0.39)
Total income (loss) from operations	0.16	1.70	2.63	(2.14)	0.04

Less distributions from:
Net investment income	(0.33)	(1.24)	(0.94)	(0.73)	(0.40)
Net realized gains	—	—	(0.01)	(0.04)	—
Total distributions	(0.33)	(1.24)	(0.95)	(0.77)	(0.40)

Net asset value, end of period	$8.70	$8.87	$8.41	$6.73	$9.64
Total return[4]	1.95%	22.08%	45.73%	(23.89)%	0.43%

Net assets, end of period (000s)	$34,815	$37,727	$35,386	$31,481	$13,487

Ratios to average net assets:
Gross expenses[5]	0.42%[6]	0.37%	0.57%[7]	0.66%[7]	5.51%[6,7]
Net expenses[8,9,10]	0.00 [6]	0.00	0.00	0.00	0.00 [6]
Net investment income	7.45 [6]	8.56	9.67	8.63	6.65 [6]

Portfolio turnover rate	29%	50%	52%	21%	35%

[1]	For the six months ended April 30, 2011 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period December 27, 2006 (inception date) to October 31, 2007.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Annualized.

[7]	Includes the Fund’s share of SMASh Series EC Portfolio’s allocated expenses prior to April 18, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs

18	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$18,880,878	—	$18,880,878
Asset-backed securities	—	146,000	—	146,000
Collateralized mortgage obligations	—	107,733	—	107,733
Collateralized senior loans	—	5,849,857	—	5,849,857
Municipal bonds	—	49,354	—	49,354
Sovereign bonds	—	6,560,182	—	6,560,182
Common stocks	$151,101	—	—	151,101
Total long-term investments	$151,101	$31,594,004	—	$31,745,105
Short-term investments†	—	2,624,985	—	2,624,985
Total investments	$151,101	$34,218,989	—	$34,370,090
Other financial instruments:
Futures contracts	$85,254	—	—	$85,254
Forward foreign currency contracts	—	$566,633	—	566,633
Total other financial instruments	$85,254	$566,633	—	$651,887
Total	$236,355	$34,785,622	—	$35,021,977

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	19

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$1,944	—	—	$1,944
Forward foreign currency contracts	—	$1,073,027	—	1,073,027
Total	$1,944	$1,073,027	—	$1,074,971

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes
Balance as of October 31, 2010	$9
Accrued premiums/discounts	578
Realized gain(loss)[1]	(73,155)
Change in unrealized appreciation (depreciation)[2]	72,568
Net purchases (sales)	(0)	*
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2011	—
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2011	—

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings

20	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	21

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these

22	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	23

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of April 30, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,073,027. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

24	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by the separately managed account program sponsors. If the management fee was charged to the Fund, a fee of 0.078% of the Fund’s average daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2012, without the Board of Trustees’ consent.

During the six months ended April 30, 2011, fees waived and/or expenses reimbursed amounted to $70,819.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,879,574	$111,250
Sales	11,297,099	167,934

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	25

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,352,291
Gross unrealized depreciation	(913,530)
Net unrealized appreciation	$1,438,761

At April 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3-Months Euribor	93	9/11	$33,808,886	$33,809,992	$1,106
3-Months Euribor	6	3/12	2,168,696	2,172,402	3,706
German Euro-Bobl	2	6/11	340,906	341,375	469
U.S. Treasury 10-Year Notes	25	6/11	2,997,363	3,028,516	31,153
U.S. Treasury Ultra Long-Term Bonds	17	6/11	2,091,055	2,139,875	48,820
					$85,254
Contracts to Sell:
U.S. Treasury 5-Year Notes	2	6/11	$234,993	$236,937	$(1,944)
Net unrealized gain on open futures contracts					$83,310

At April 30, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
British Pound	JP Morgan Chase Bank	98,779	$164,966	5/18/11	$5,997
British Pound	UBS AG London	181,000	302,280	5/18/11	10,845
Euro	Citibank N.A.	3,479,861	5,152,075	5/18/11	409,553
Polish Zloty	Citibank N.A.	3,982,626	1,498,258	5/18/11	140,238
					$566,633
Contracts to Sell:
British Pound	Credit Suisse London	185,001	$308,962	5/18/11	$(9,529)
Euro	Citibank N.A.	5,182,740	7,673,255	5/18/11	(508,583)
Euro	Credit Suisse London	295,013	436,779	5/18/11	(29,395)
Euro	Morgan Stanley & Co.	2,500,000	3,701,350	5/18/11	(291,826)
Euro	UBS AG London	740,963	1,097,025	5/18/11	(82,032)
Japanese Yen	Goldman Sachs International	156,321,400	1,927,255	5/18/11	(5,050)
Polish Zloty	Citibank N.A.	3,982,626	1,498,258	5/18/11	(146,612)
					$(1,073,027)
Net unrealized loss on open forward foreign currency contracts					$(506,394)

26	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2011.

	ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$85,254	—	$85,254
Forward foreign currency contracts	—	$566,633	566,633
Total	$85,254	$566,633	$651,887

	LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$1,944	—	$1,944
Forward foreign currency contracts	—	$1,073,027	1,073,027
Total	$1,944	$1,073,027	$1,074,971

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six month ended April 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$(595,348)	—	$(595,348)
Forward foreign currency contracts	—	$5,034	5,034
Total	$(595,348)	$5,034	$(590,314)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$51,421	—	$51,421
Forward foreign currency contracts	—	$222,244	222,244
Total	$51,421	$222,244	$273,665

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	27

During the six months ended April 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$20,037,521
Futures contracts (to sell)	1,869,820
Forward foreign currency contracts (to buy)	8,007,493
Forward foreign currency contracts (to sell)	14,752,306

5. Shares of beneficial interest

At April 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Shares sold	743,367	1,646,289
Shares repurchased	(997,900)	(1,601,912)
Net increase (decrease)	(254,533)	44,377

6. Capital loss carryforward

As of October 31, 2010, the Fund had a net capital loss carryforward of approximately $2,341,195, which expires on 2017. This amount will be available to offset any future taxable capital gains.

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy

28	Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claim”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

Legg Mason Western Asset SMASh Series EC Fund 2011 Semi-Annual Report	29

8. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending October 31, 2012.

30	Legg Mason Western Asset SMASh Series EC Fund

Board approval of magement and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Western Asset SMASh Series EC Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of sub-advisory agreements (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. and Western Asset Management Company Ltd (together with the Subadviser, the “Subadvisers”), each an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors

Legg Mason Western Asset SMASh Series EC Fund	31

discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadvisers’ risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadvisers’ senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result,

32	Legg Mason Western Asset SMASh Series EC Fund

Board approval of magement and subadvisory agreements (unaudited) (cont’d)

information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended September 30, 2010 was above its benchmark.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board noted that the contractual management fee for the Fund is zero. The Board also recognized that the Manager had agreed to pay all expenses of the Fund, except brokerage, interest, taxes and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2012. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all expenses of the Fund except brokerage, interest, taxes and extraordinary expenses.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay the Fund’s ordinary operating expenses, other than brokerage, interest, taxes and extraordinary expenses.

Legg Mason Western Asset SMASh Series EC Fund	33

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Western Asset

SMASh Series EC Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Legg Mason Western Asset SMASh Series EC Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04237 6/11 SR11-1385

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 23, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: June 23, 2011